Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Profit before tax	$ 7,725	$ 1,106	$ 11,332
Adjustments to reconcile profit before tax to net cash provided by operating activities:
Depreciation	5,340	5,274	4,936
Impairment of property, plant and equipment	202	546	11
Amortization of prepaid land lease payments	0	0	38
Amortization of intangible assets	62	50	44
Gain on disposal of property, plant and equipment	(239)	(88)	(93)
Adjustment for (gain) loss on fair value of derivatives	(3)	(146)	2
Dividend income	(108)	(109)	(105)
Finance income	(320)	(506)	(482)
Finance costs	744	1,012	1,378
Share of loss of associates	1	3	3
Impairment (reversal of impairment) for trade receivables	124	(122)	570
(Reversal of impairment) impairment for trade receivables for related parties	(11)	0	1
(Reversal of impairment) impairment of other receivable	(80)	30	53
(Write-back of impairment) impairment of inventories	(240)	(322)	1,613
Unrealized foreign exchange difference, net	411	(503)	(742)
Noncash other operating income	(60)	0	0
Changes in operating assets and liabilities
Trade and other receivable, net	(1,899)	16,031	27,993
Contract assets	(5,242)	(3,160)	(1,317)
Inventories	(8,828)	3,166	10,339
Prepayment and other current assets	(1,928)	484	133
Amounts due to/from related parties	2,777	1,177	(1,422)
Other non-current assets	42	(238)	(55)
Trade and other payables, accruals, other current liabilities and other non-current liabilities	19,917	(5,527)	(8,518)
Net cash flows provided by operating activities	18,387	18,158	45,712
Dividend received	108	109	105
Interest received	1,199	457	405
Interest paid	(613)	(894)	(1,216)
Income tax paid	(2,706)	(2,690)	(4,357)
Net cash provided by operating activities	16,375	15,140	40,649
Investing activities:
Purchases of property, plant and equipment	(14,537)	(5,442)	(4,441)
Purchases of intangible assets	(67)	(20)	(67)
Purchases of investment properties	(1,762)	0	0
Purchases of long-term bank deposits	(610)	(272)	(410)
Purchases of short-term bank deposits	(3,617)	(835)	0
Proceeds from disposal of property, plant and equipment	297	171	100
Net cash used in by investing activities	(20,296)	(6,398)	(4,818)
Financing activities:
Dividend paid to non-controlling shareholders of subsidiaries	(1,208)	(2,763)	(2,206)
Dividend paid to company's shareholders	0	0	(1,106)
Repayments of borrowings	(5,037)	(19,811)	(25,737)
Repayments of borrowings - related parties	(639)	0	0
Proceeds from borrowings	3,531	5,349	9,517
Proceeds from borrowings - related parties	6,000	0	0
Change in financial lease liabilities	0	0	(46)
Principal elements of lease payments	(586)	(426)	0
Effect from the changes in shareholding percentage in subsidiary	0	(298)	0
Net cash provided by (used in) financing activities	2,061	(17,949)	(19,578)
Effect of exchange rate	424	2,102	(1,568)
Net (decrease) increase in cash and cash equivalents	(1,436)	(7,105)	14,685
Cash and cash equivalents at beginning of year	53,673	60,778	46,093
Cash and cash equivalents at end of year	$ 52,237	$ 53,673	$ 60,778